Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Investment tax credits (Canada)	$ 28.2	$ 30.4
Esperanza Milestone Payments (i)		0.0
Other	12.1	12.6
Other non-current assets	$ 59.4	$ 43.0